Investment Objectives and Goals - REX IncomeMax Option Strategy ETF	Apr. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	REX IncomeMax™ Option Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of select U.S.-listed securities, subject to a limit on potential investment gains.